Taxation - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income tax expense benefits [line items]
Income taxes paid, classified as operating activities	£ 1,200	£ 1,300
Current tax expense (income), related to Pillar Two income taxes	169
Provisions for uncertain tax position	649	636
Deferred tax liabilities	291	382
Unremitted profits	18,000	18,000
Unremitted profits for which deferred tax not provided	739	696
Deferred tax assets recognized on trading losses	3,008	2,449
Overseas
Income tax expense benefits [line items]
Deferred tax liabilities	178	159
UK current year charge
Income tax expense benefits [line items]
Payments of corporation tax	£ 164	£ 106